Document and Entity Information	Nov. 04, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 04, 2021
Entity Registrant Name	KURA ONCOLOGY, INC.
Entity Central Index Key	0001422143
Entity Emerging Growth Company	false
Entity File Number	001-37620
Entity Tax Identification Number	61-1547851
Entity Incorporation State Country Code	DE
Entity Address, Address Line One	12730 High Bluff Drive
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92130
City Area Code	(858)
Local Phone Number	500-8800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	KURA
Security Exchange Name	NASDAQ